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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [_]; Amendment Number:
                                                -------------

         This Amendment (Check only one.):      [_] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RRE Ventures GP III, LLC
Address:  130 East 59th Street
          17th Floor
          New York, New York 10022

Form 13F File Number:  28-15242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Will D. Porteous
Title:    Chief Operating Officer
Phone:    (212) 418-5100

Signature, Place, and Date of Signing:

 /s/ Will D. Porteous            New York, NY                    May 3, 2013
----------------------      --------------------           --------------------
    [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:         $66,497
                                          -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      13F File Number           Name

1        28-15309                  RRE Ventures Fund III LDC

2        28-15249                  RRE Ventures GP II, LLC

3        28-15311                  RRE Investors Fund II LDC

4        28-15314                  RRE Ventures GP IV, LLC



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                           FORM 13F INFORMATION TABLE


    COLUMN 1      COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
----------------- -------- ------------ --------   ------------------- ---------- -------- ----------------------
                                                                                               VOTING AUTHORITY
      NAME OF     TITLE OF                VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER   ----------------------
      ISSUER       CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL  DISRETION  MANAGER     SOLE    SHARED NONE
----------------- -------- ------------ -------- ----------- --- ----- ---------- -------- ---------- ------ ----
   Flextronics
  International
      LTD.           ORD   Y2573F 10 2       464      68,759 SH           SOLE                 68,759

   Flextronics
  International
      LTD.           ORD   Y2573F 10 2        37       5,493 SH           SOLE           1      5,493

   WisdomTree
Investments, Inc.    COM   97717P 10 4    12,171   1,170,294 SH           SOLE              1,170,294

   WisdomTree
Investments, Inc.    COM   97717P 10 4       972      93,495 SH           SOLE           1     93,395

    Verifone
  Systems, Inc.      COM   92342Y 10 9     3,313     160,206 SH           SOLE           4    160,206

     Vocera
 Communications,
      Inc.           COM   92857 F 10 7    2,648     115,139 SH           SOLE           2    115,139

     Vocera
 Communications,
      Inc.           COM   92857 F 10 7      463      20,133 SH           SOLE           3     20,133

Proofpoint, Inc.     COM   743424 10 3    36,390   2,158,406 SH           SOLE              2,158,406

Proofpoint, Inc.     COM   743424 10 3     2,907     172,449 SH           SOLE           1    172,449

  Facebook Inc.     CL A   30303M 10 2     7,129     278,713 SH           SOLE           4    278,713